Revised Basic and diluted earnings per share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share	1,405	1,572	1,799
Basic and diluted earning per share from continued operations		$ 0.08	$ 0.33
Basic and diluted (loss) earning per share from discontinued	$ (0.03)	(0.32)	0.05
Basic and diluted (loss) earning per share	$ 0.19	$ (0.23)	$ 0.38
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Weighted average number of ordinary shares used in calculating basic earnings per share		40	48
Basic and diluted earning per share from continued operations		$ 3.30	$ 12.38
Basic and diluted (loss) earning per share from discontinued		(12.48)	2.04
Basic and diluted (loss) earning per share		$ (9.18)	$ 14.42